UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 15, 2017

Commission File Number of securitizer:    025-1628

Central Index Key Number of securitizer: 0001607875

ORES 2014-LV3, LLC

John A. Bogler (949) 517-0807

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Note: ORES 2014-LV3, LLC, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by it and the following affiliated entities in the reporting period indicated above:

Acorn Loan Acquisition Venture III, LLC, Amber Portfolio, LLC, Crimson Portfolio Alpha, LLC, Emerald Portfolio Alpha, LLC, Iris Portfolio, LLC, Maroon Portfolio, LLC, MIL Acquisition Venture, LLC, NW Bend, LLC, Olive Portfolio Alpha, LLC, RBRE Loan Portfolio, LLC, Slate Portfolio, LLC, West Loan Acquisitions Holdings, LLC, Amber Harvin Highway Holdings, LLC, Amber Pavilion Parkway Holdings, LLC, Amber Quentin Holdings, LLC, Amber Wall Street Holdings, LLC, Blue Balmoral Holdings, LLC, Blue Bouldercrest Holdings, LLC, Blue Brookstone Holdings, LLC, Blue Cedar Street Holdings, LLC, Blue Courtly Circle 1 Holdings, LLC, Blue Courtly Circle 2, LLC, Blue Federal Holdings, LLC, Blue Grove Holdings, LLC, Blue Highway 19 Holdings, LLC, Blue Hutson Holdings, LLC, Blue Jones Dairy Holdings, LLC, Blue O’hara Drive Holdings, LLC, Blue South Main Street Holdings, LLC, Blue West Jackson Street Holdings, LLC, Blue Willow Chase Holdings, LLC, Copper Alisal Holdings, LLC, Copper Atlantic Commerce Holdings, LLC, Crimson Airport Road Holdings LLC, Crimson Apache Holdings, LLC, Crimson Avenue West, LLC, Crimson Berryhill Road, LLC, Crimson Bradfordville Holdings, LLC, Crimson Corporate Point Holdings, LLC, Crimson Country Road Holdings, LLC, Crimson Crosswinds Holdings, LLC, Crimson Cumming Land, LLC, Crimson Entrada Holdings, LLC, Crimson Forest Court Holdings, LLC, Crimson Harvard Holdings, LLC, Crimson Hawkshaw Holdings, LLC, Crimson Highway 25, LLC, Crimson Judd Creek Holdings, LLC, Crimson Lee Road Holdings, LLC, Crimson Little Ridge Holdings, LLC, Crimson Macon Holdings, LLC, Crimson Marion Street, LLC, Crimson Peachtree Road Holdings, LLC, Crimson Perth Lane Holdings, LLC, Crimson Santa Rosa Plaza Holdings, LLC, Crimson Satellite Blvd, LLC, Crimson Tamiami Trail Holdings, LLC, Emerald Dickinson Avenue, LLC, Garnet Ashby Road Real Estate, LLC, Garnet Catawba Road Real Estate, LLC, Garnet Indian Trail Road Real Estate, LLC, Garnet South Crater Real Estate, LLC, Gold MIL Hickory Hills Holdings, LLC, Gold MIL Medical Holdings, LLC, Gold MIL Railroad Holdings, LLC, Iris Ridgeway Holdings, LLC, Maroon BVA Holdings, LLC, Maroon LMP Holdings, LLC, Maroon Lusher Holdings, LLC, NW Bend Happy Valley Holdings, LLC, Olive Camino Arroyo, LLC, Olive Crescent Creek Holdings, LLC, Olive Duncan Road, LLC, Olive Highway 12 Holdings, LLC, Olive Hubbard Office Holdings, LLC, Olive Northfield Holdings, LLC, Red Arbor Pointe, LLC, Red Bluebill Lane Holdings, LLC, Red Dillard Street Holdings, LLC, Red Goldenrod Holdings XVIII, LLC, Red Highway Fifty Holdings, LLC, Red John Young Holdings, LLC, Red Riverwalk Drive Holdings, LLC, Red Shepherds Bluff Holdings, LLC, Slate Carefree Holdings, LLC, Slate Centerline Holdings, LLC, Slate Davis Center Holdings, LLC, Slate Energy Park Holdings, LLC, Slate Freeport Holdings, LLC, Slate Main Street Holdings, LLC, Slate Marketplace Holdings, LLC, Slate Northgate Holdings, LLC, Slate Perimeter Holdings, LLC, Slate Sutherland Retail Holdings, LLC, Slate Trails Holdings, LLC, Slate Winston Holdings, LLC and West Snowberry Holdings, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORES 2014-LV3, LLC

By:	Sabal Financial Group, L.P.,
its Manager

	By:	/s/ R. Patterson Jackson
	Name:	R. Patterson Jackson
	Title:	Chief Executive Officer

Date:	February 15, 2017